Income Taxes - Summary of Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017
Current income taxes:
Federal									$ 4,075	$ 1,178
State and local									486	365
Foreign									1,758	952
Current income taxes									6,319	2,495
Deferred income taxes:
Federal									(803)	(727)
State and local									(70)	(16)
Foreign									(14)	(486)
Deferred income taxes									(887)	(1,229)
Income tax expense	$ 1,429	$ 2,770	$ 1,906	$ 192	$ 563	$ 655	$ 22	$ 589	$ 5,432	$ 1,266